Intangible assets other than goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill.
Schedule of intangible assets

	Software & databases	Licenses, technology and in-process R&D	Exclusive rights	Contract costs	Total

	(Euro, in thousands)
Acquisition value
On January 1, 2023	€27,377	€44,258	€89,720	€15,384	€176,740
Additions	567				567
Sales and disposals	(930)	(948)			(1,878)
Translation differences		(139)			(139)
On December 31, 2023	€27,014	€43,171	€89,720	€15,384	€175,290
Additions	666		64,725		65,391
Sales and disposals	(1,863)	(3,613)			(5,476)
Reclassifications					—
Translation differences		246			246
On December 31, 2024	€25,817	€39,804	€154,445	€15,384	€235,451

Amortization and impairment
On January 1, 2023	€15,210	€3,896	€6,154	€5,126	€30,387
Amortization	4,291	1,426	11,637	1,538	18,892
Sales and disposals	(927)	(948)			(1,875)
Translation differences		(20)			(20)
On December 31, 2023	€18,574	€4,354	€17,791	€6,664	€47,384
Amortization	4,384	493	22,198	1,538	28,613
Impairment	—	—			—
Sales and disposals	(1,863)	(3,613)			(5,476)
Translation differences		68			68
On December 31, 2024	€21,095	€1,302	€39,989	€8,202	€70,589

Carrying amount
On December 31, 2023	€8,440	€38,817	€71,929	€8,720	€127,906
On December 31, 2024	€4,722	€38,502	€114,456	€7,182	€164,862